UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (5.2%)

Embraer SA ADR (Brazil)(S)			92,700	$3,009,969

European Aeronautic Defence and Space Co. (France)			142,655	9,088,906

General Dynamics Corp.			22,700	1,986,704

Honeywell International, Inc.			162,900	13,527,216

L-3 Communications Holdings, Inc.			102,000	9,639,000

Northrop Grumman Corp.			113,000	10,764,380

Raytheon Co.(S)			106,900	8,238,783

United Technologies Corp.			100,300	10,814,346

				67,069,304
Airlines (0.9%)

Delta Air Lines, Inc.(S)			338,300	7,980,497

Japan Airlines Co., Ltd. (Japan) (UR)			73,300	4,429,544

				12,410,041
Auto components (0.9%)

Johnson Controls, Inc.			153,000	6,349,500

TRW Automotive Holdings Corp.(NON)			45,800	3,265,998

Valeo SA (France)			32,008	2,733,225

				12,348,723
Automobiles (1.0%)

Ford Motor Co.			258,300	4,357,521

General Motors Co.(NON)			229,300	8,247,921

				12,605,442
Beverages (1.3%)

Beam, Inc.			59,100	3,820,815

Coca-Cola Enterprises, Inc.			156,300	6,284,823

Dr. Pepper Snapple Group, Inc.			129,600	5,808,672

				15,914,310
Capital markets (4.3%)

Blackstone Group LP (The)			116,700	2,904,663

Carlyle Group LP (The) (Partnership shares)			87,210	2,243,041

Charles Schwab Corp. (The)			363,200	7,678,048

Goldman Sachs Group, Inc. (The)			54,669	8,649,182

Greenhill & Co., Inc.			77,700	3,875,676

KKR & Co. LP			306,998	6,318,019

Morgan Stanley			457,964	12,342,130

State Street Corp.			170,300	11,197,225

				55,207,984
Chemicals (3.0%)

Agrium, Inc. (Canada)(S)			51,600	4,335,948

Celanese Corp. Ser. A			75,700	3,996,203

Dow Chemical Co. (The)			250,200	9,607,680

HB Fuller Co.			47,700	2,155,563

Huntsman Corp.			123,800	2,551,518

LyondellBasell Industries NV Class A			176,000	12,888,480

Tronox, Ltd. Class A			117,351	2,871,579

				38,406,971
Commercial banks (3.3%)

Barclays PLC NPR (United Kingdom)(NON)			134,323	175,595

Barclays PLC (United Kingdom)			537,292	2,309,379

Commerzbank AG (Germany)(NON)			126,863	1,460,543

Fifth Third Bancorp			137,700	2,484,108

Investors Bancorp, Inc.			133,500	2,920,980

KeyCorp			290,800	3,315,120

U.S. Bancorp			120,300	4,400,574

Wells Fargo & Co.			531,320	21,954,142

Zions Bancorp.(S)			85,000	2,330,700

				41,351,141
Commercial services and supplies (0.9%)

ADT Corp. (The)(NON)			77,287	3,142,489

Pitney Bowes, Inc.(S)			152,600	2,775,794

Tyco International, Ltd.			167,075	5,844,284

				11,762,567
Communications equipment (2.7%)

Cisco Systems, Inc.			1,056,500	24,743,230

Polycom, Inc.(NON)			353,500	3,860,220

Qualcomm, Inc.			84,300	5,678,448

				34,281,898
Computers and peripherals (1.5%)

Apple, Inc.			20,800	9,916,400

Hewlett-Packard Co.			196,210	4,116,486

NetApp, Inc.(S)			79,400	3,384,028

SanDisk Corp.(S)			31,900	1,898,369

				19,315,283
Construction and engineering (0.3%)

KBR, Inc.			115,700	3,776,448

				3,776,448
Consumer finance (0.6%)

Capital One Financial Corp.			113,372	7,793,191

				7,793,191
Containers and packaging (0.2%)

MeadWestvaco Corp.			66,700	2,559,946

				2,559,946
Diversified consumer services (0.3%)

ITT Educational Services, Inc.(NON)(S)			123,000	3,813,000

				3,813,000
Diversified financial services (7.9%)

Bank of America Corp.			1,506,445	20,788,941

Citigroup, Inc.			650,750	31,567,883

CME Group, Inc.			101,600	7,506,208

JPMorgan Chase & Co.			775,886	40,105,547

				99,968,579
Diversified telecommunication services (0.8%)

AT&T, Inc.			129,000	4,362,780

Verizon Communications, Inc.			120,400	5,617,864

				9,980,644
Electric utilities (1.4%)

Edison International			95,700	4,407,942

FirstEnergy Corp.			191,300	6,972,885

NextEra Energy, Inc.			48,600	3,895,776

PPL Corp.			64,500	1,959,510

				17,236,113
Electrical equipment (0.6%)

Schneider Electric SA (France)			84,249	7,124,658

				7,124,658
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.			215,800	3,148,522

				3,148,522
Energy equipment and services (3.3%)

Baker Hughes, Inc.			77,900	3,824,890

Halliburton Co.			242,600	11,681,190

McDermott International, Inc.(NON)			525,500	3,904,465

Nabors Industries, Ltd.			208,100	3,342,086

Oil States International, Inc.(NON)			37,100	3,838,366

Petrofac, Ltd. (United Kingdom)			133,833	3,044,106

Schlumberger, Ltd.			66,789	5,901,476

Transocean, Ltd. (Switzerland)			66,500	2,959,250

Weatherford International, Ltd.(NON)			214,300	3,285,219

				41,781,048
Food and staples retail (1.0%)

CVS Caremark Corp.			213,800	12,133,150

				12,133,150
Food products (1.1%)

Hillshire Brands Co.			111,020	3,412,755

Kellogg Co.			28,700	1,685,551

Kraft Foods Group, Inc.			60,100	3,151,644

Mondelez International, Inc. Class A			191,600	6,020,072

				14,270,022
Health-care equipment and supplies (2.0%)

Baxter International, Inc.			179,100	11,765,079

Covidien PLC			149,954	9,138,197

St. Jude Medical, Inc.			84,100	4,511,124

				25,414,400
Health-care providers and services (2.6%)

Aetna, Inc.			167,300	10,710,546

Catamaran Corp.(NON)			107,600	4,944,220

CIGNA Corp.			33,400	2,567,124

Emeritus Corp.(NON)			87,400	1,619,522

Express Scripts Holding Co.(NON)			59,700	3,688,266

UnitedHealth Group, Inc.			139,700	10,003,917

				33,533,595
Hotels, restaurants, and leisure (0.6%)

Carnival Corp.			130,000	4,243,200

Marriott International, Inc. Class A			75,300	3,167,118

				7,410,318
Household durables (0.7%)

PulteGroup, Inc.			232,900	3,842,850

Whirlpool Corp.			30,400	4,451,776

				8,294,626
Household products (0.4%)

Procter & Gamble Co. (The)			71,300	5,389,567

				5,389,567
Independent power producers and energy traders (1.1%)

Calpine Corp.(NON)			409,333	7,953,340

NRG Energy, Inc.(S)			219,000	5,985,270

				13,938,610
Industrial conglomerates (1.7%)

General Electric Co.			482,170	11,519,041

Siemens AG (Germany)			84,817	10,219,165

				21,738,206
Insurance (5.8%)

ACE, Ltd.			49,300	4,612,508

Allstate Corp. (The)			97,636	4,935,500

American International Group, Inc.			285,700	13,893,591

Assured Guaranty, Ltd.			149,567	2,804,381

Chubb Corp. (The)			22,017	1,965,237

Everest Re Group, Ltd.(S)			14,000	2,035,740

Hartford Financial Services Group, Inc. (The)			293,800	9,143,056

Lincoln National Corp.			153,500	6,445,465

MetLife, Inc.			389,913	18,306,415

Prudential Financial, Inc.			62,000	4,834,760

Prudential PLC (United Kingdom)			252,053	4,696,642

				73,673,295
Internet and catalog retail (0.1%)

Bigfoot GmbH (acquired 08/02/13, cost $637,479) (Private) (Brazil)(F)(RES)(NON)			29	486,891

Zalando GmbH (acquired 09/30/13, cost $1,300,325) (Private) (Germany)(F)(RES)(NON)			29	1,105,309

				1,592,200
Internet software and services (0.4%)

Yahoo!, Inc.(NON)			146,800	4,867,888

				4,867,888
IT Services (0.6%)

Computer Sciences Corp.			112,300	5,810,402

Fidelity National Information Services, Inc.			37,900	1,760,076

				7,570,478
Leisure equipment and products (0.2%)

Hasbro, Inc.(S)			53,200	2,507,848

				2,507,848
Machinery (1.0%)

Ingersoll-Rand PLC			57,000	3,701,580

Joy Global, Inc.(S)			110,500	5,639,920

Stanley Black & Decker, Inc.			21,900	1,983,483

TriMas Corp.(NON)			23,869	890,314

				12,215,297
Marine (0.2%)

Kirby Corp.(NON)			30,400	2,631,120

				2,631,120
Media (4.0%)

CBS Corp. Class B			187,100	10,320,436

Comcast Corp. Class A			119,000	5,372,850

DISH Network Corp. Class A			102,300	4,604,523

Liberty Global PLC Ser. C (United Kingdom)(NON)			76,500	5,770,395

Time Warner Cable, Inc.			40,648	4,536,317

Time Warner, Inc.			72,000	4,738,320

Viacom, Inc. Class B			110,900	9,269,022

Walt Disney Co. (The)			59,000	3,804,910

WPP PLC (United Kingdom)			103,996	2,138,162

				50,554,935
Metals and mining (1.7%)

Barrick Gold Corp. (Canada)			200,800	3,738,896

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			318,152	10,524,468

Goldcorp, Inc. (Toronto Exchange) (Canada)			43,400	1,128,834

Newmont Mining Corp.			26,800	753,080

Nucor Corp.(S)			66,300	3,250,026

Rio Tinto PLC (United Kingdom)			686	33,572

ThyssenKrupp AG (Germany)(NON)(S)			88,803	2,124,025

				21,552,901
Multi-utilities (1.2%)

Ameren Corp.			186,300	6,490,692

CMS Energy Corp.			68,600	1,805,552

National Grid PLC (United Kingdom)			208,675	2,467,806

PG&E Corp.(S)			104,600	4,280,232

				15,044,282
Multiline retail (1.0%)

Macy's, Inc.			164,800	7,130,896

Target Corp.			83,900	5,367,922

				12,498,818
Office electronics (0.3%)

Xerox Corp.			381,200	3,922,548

				3,922,548
Oil, gas, and consumable fuels (11.1%)

Anadarko Petroleum Corp.			81,600	7,587,984

Cabot Oil & Gas Corp.			181,600	6,777,312

Cameco Corp. (Canada)(S)			89,300	1,610,790

Chevron Corp.			187,700	22,805,550

CONSOL Energy, Inc.			53,200	1,790,180

Energen Corp.			33,300	2,543,787

Energy Transfer Equity L.P.			60,500	3,979,690

Exxon Mobil Corp.			116,118	9,990,793

Gulfport Energy Corp.(NON)			62,900	4,046,986

HRT Participacoes em Petroleo SA (Brazil)(NON)			281,873	147,531

Kodiak Oil & Gas Corp.(NON)			218,000	2,629,080

Marathon Oil Corp.			423,200	14,761,216

Nordic American Tankers, Ltd. (Norway)(S)			218,300	1,798,792

Occidental Petroleum Corp.			177,786	16,630,102

QEP Resources, Inc.			226,736	6,278,320

Royal Dutch Shell PLC ADR (United Kingdom)(S)			365,959	24,036,187

Southwestern Energy Co.(NON)			103,400	3,761,692

Suncor Energy, Inc. (Canada)			161,000	5,756,643

Total SA ADR (France)(S)			78,100	4,523,552

				141,456,187
Paper and forest products (0.5%)

International Paper Co.			137,700	6,168,960

				6,168,960
Personal products (0.4%)

Coty, Inc. Class A(NON)			318,362	5,160,648

				5,160,648
Pharmaceuticals (8.5%)

AbbVie, Inc.			112,300	5,023,179

Actavis PLC(NON)			42,300	6,091,200

AstraZeneca PLC ADR (United Kingdom)(S)			219,000	11,372,670

Eli Lilly & Co.			158,400	7,972,272

Johnson & Johnson			201,800	17,494,042

Merck & Co., Inc.			392,525	18,688,115

Pfizer, Inc.			729,254	20,936,882

Sanofi ADR (France)			141,700	7,174,271

Shire PLC ADR (United Kingdom)(S)			33,100	3,968,359

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			65,200	2,463,256

Zoetis, Inc.			205,202	6,385,886

				107,570,132
Real estate investment trusts (REITs) (0.6%)

American Homes 4 Rent Class A(NON)			81,200	1,311,380

American Tower Corp. Class A			60,600	4,492,278

Equity Lifestyle Properties, Inc.			55,500	1,896,435

				7,700,093
Semiconductors and semiconductor equipment (2.5%)

Cree, Inc.(NON)			17,100	1,029,249

Fairchild Semiconductor International, Inc.(NON)			306,200	4,253,118

Intel Corp.(S)			230,200	5,276,184

Lam Research Corp.(NON)			109,722	5,616,669

Magnachip Semiconductor Corp. (South Korea)(NON)			89,331	1,923,296

Maxim Integrated Products, Inc.			66,500	1,981,700

Micron Technology, Inc.(NON)			377,200	6,589,684

Samsung Electronics Co., Ltd. (South Korea)			3,514	4,469,852

				31,139,752
Software (1.2%)

Microsoft Corp.			218,900	7,291,559

Oracle Corp.			234,800	7,788,316

				15,079,875
Specialty retail (2.1%)

American Eagle Outfitters, Inc.			155,400	2,174,046

Bed Bath & Beyond, Inc.(NON)(S)			80,100	6,196,536

Best Buy Co., Inc.			53,300	1,998,750

Lowe's Cos., Inc.			162,700	7,746,147

Office Depot, Inc.(NON)			1,549,000	7,481,670

WH Smith PLC (United Kingdom)(S)			102,190	1,368,152

				26,965,301
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)			241,900	3,369,667

				3,369,667
Tobacco (1.3%)

Altria Group, Inc.			221,800	7,618,830

Philip Morris International, Inc.			103,300	8,944,747

				16,563,577
Trading companies and distributors (0.4%)

Rexel SA (France)			53,416	1,358,561

WESCO International, Inc.(NON)(S)			45,800	3,505,074

				4,863,635
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)			175,600	6,177,609

				6,177,609

Total common stocks (cost $908,067,692)				$1,240,825,353

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

HRT Participacoes EM Petroleo SA 144A (Brazil)	4/4/16	$0.00	537,681	$280,187

Total warrants (cost $1,035,897)				$280,187

SHORT-TERM INVESTMENTS (8.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			24,081,330	$24,081,330

Putnam Cash Collateral Pool, LLC 0.13%(d)			81,122,880	81,122,880

SSgA Prime Money Market Fund 0.02%(P)			410,000	410,000

U.S. Treasury Bills with an effective yield of 0.13%, May 29, 2014(SEGSF)			$301,000	300,910

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014			260,000	259,957

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014			122,000	121,997

Total short-term investments (cost $106,296,767)				$106,297,074

TOTAL INVESTMENTS

Total investments (cost $1,015,400,356)(b)				$1,347,402,614

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Payments	Total return
Swap counterparty/		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Bank of America N.A.
	$17,194	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$91,215
	15,829	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	83,974
Deutsche Bank AG
baskets	50,194	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	12,338

Total					$187,527

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,269,745,971.
(b)	The aggregate identified cost on a tax basis is $1,043,024,895, resulting in gross unrealized appreciation and depreciation of $322,152,666 and $17,774,947, respectively, or net unrealized appreciation of $304,377,719.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,592,200, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$16,609,693	$31,255,821	$47,865,514	$2,447	$—
	Putnam Short Term Investment Fund *	—	161,914,887	137,833,557	5,244	24,081,330
	Totals	$16,609,693	$193,170,708	$185,699,071	$7,691	$24,081,330
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $78,774,225.
The fund received cash collateral of $81,122,880, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 12,700 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge a risk in a security it owns.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $109,956.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$136,999,011	$—	$1,592,200
Consumer staples	69,431,274	—	—
Energy	183,237,235	—	—
Financials	289,063,950	—	—
Health care	166,518,127	—	—
Industrials	143,591,276	—	—
Information technology	119,326,244	—	—
Materials	68,688,778	—	—
Telecommunication services	16,158,253	—	—
Utilities	46,219,005	—	—
Total common stocks	1,239,233,153	—	1,592,200
Warrants	—	280,187	—
Short-term investments	24,491,330	81,805,744	—

Totals by level	$1,263,724,483	$82,085,931	$1,592,200

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$187,527	$—

Totals by level	$—	$187,527	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$467,714	$—

Total	$467,714	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)				$10,300,000
Warrants (number of warrants)				320,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Offsetting of financial and derivative assets and liabilities

		Bank of America N.A.	Deutsche Bank AG	Goldman Sachs Bank USA	Total

	Assets:
	OTC Total return swap contracts*#	$175,189	$12,338	$--	$187,527
	Securities on loan	--	--	78,774,225	78,774,225

	Total Assets	$175,189	$12,338	$78,774,225	$78,961,752

	Liabilities:
	OTC Total return swap contracts*#	--	--	--	--

	Total Liabilities	$--	$--	$--	$--

	Total Financial and Derivative Net Assets	$175,189	$12,338	$78,774,225	$78,961,752
	Total collateral received (pledged)##†	$175,189	$(109,956)	$78,774,225	$78,839,458
	Net amount	$--	$122,294	$--	$122,294

*	Excludes premiums.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013